Convertible Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible Debentures

12.	Convertible Debentures

A reconciliation of the beginning and ending balances of convertible debentures for the nine months ended September 30, 2025 and the year ended December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
Balance as of beginning of period	$9,976,000	$8,937,666
Conversions of debt and accrued interest (1)	-	(4,718,705)
Accrual of interest	612,716	-
Extinguishment of debt discount	-	1,322,533
Amortization of debt discount	-	4,434,506
Balance as of end of period	$10,588,716	$9,976,000

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.

Senior Debentures

On June 6, 2019, the Company entered into a convertible senior secured debenture (the “Senior Debentures”) in an aggregate principal amount not to exceed $35,000,000 with accredited investors and qualified institutional buyers wherein the Senior Debentures shall mature on June 6, 2022 and bear interest at a rate of 9.0%. The Senior Debentures are to be issued from time to time at the election of the Company pursuant to one or more subscription agreements.

The Senior Debentures contain two conversion features wherein the conversion rate is equal to $1,000 principal amount of debentures divided by the conversion price, which is the lesser of (i) the price that is a 25% discount to the liquidity event price and (ii) the price determined based on a pre-money enterprise value of the Company of $150,000,000. The initial conversion rate shall be determined immediately upon the consummation of a liquidity event and shall be subject to adjustment.

In the event that a liquidity event, as defined in the Senior Debentures agreement, is consummated, holders have the right, at the holder’s option, to convert all or any portion of their Senior Debentures into the Company’s common shares (the “Optional Conversion”). Additionally, at the Company’s election, the Company has the right to convert all outstanding debentures into common shares if all of the following conditions are satisfied, with no further action by the holders (the “Mandatory Conversion”):

(i)	A liquidity event has been consummated;
(ii)	The liquidity event price is at least 100% greater than the conversion price;
(iii)	The common shares are listed on a recognized Canadian stock exchange or a national U.S. stock exchange; and
(iv)	The daily VWAP of the common share is 20% greater than the liquidity event price for at least 10 consecutive trading days immediately prior to the date of the Company’s conversion notice.

The Company may issue up to $3,500,000 aggregate principal amount of debentures without the consent of or notice to the holders in the event a Liquidity Event is not consummated on or prior to June 6, 2020. Pursuant to the Agency Agreement, in the event a liquidity event has not occurred by June 6, 2020, the Company will issue additional Debenture Units in an aggregate principal amount equal to 10% of the aggregate number of Debenture Units initially issued to the purchaser as a penalty. In June 2020, the Company issued additional Senior Debentures totaling $1,467,000 as a result of this provision. In connection with the additional debentures issued, the Company recognized a derivative liability of $427,246 and also recorded an offsetting debt discount.

Effective September 9, 2022, the Company amended its Senior Debentures as part of a restructuring support agreement with Icanic Brands (the “Modification”). The Modification provides for 25% of the outstanding principal and accrued unpaid interest to be settled in cash with the remaining 75% settled in new convertible debentures which bear interest at 11% and convert into units at Canadian dollars (“C$”) $0.10 with each unit comprised of an Icanic Brands common share and share purchase warrant exercisable into Icanic Brands common share at a price of C$0.15 per share for a period of 24 months from the date of conversion (“Conversion Option”). The Conversion Option was determined to be a derivative under ASC 825, Financial Instruments, as the Conversion Option is denominated in a currency other than the Company’s functional currency. See “Note 10 – Derivative Liabilities” for further details.

On September 8, 2022, the Company closed a non-brokered private placement of new secured debentures in the aggregate principal amount of C$1,300,000 (the “Additional Secured Debentures”). The Additional Secured Debentures have been issued pursuant to a debenture indenture entered into as of September 8, 2022 (the “Indenture”). Pursuant to the Indenture, the Company can issue up to an aggregate of CAD$4,000,000 in connection with the offering. The Additional Secured Debentures bear interest at a rate of 11.0% per annum and mature 24-months from the date of issue (September 8, 2024). The interest accrued under the Additional Secured Debentures is payable in cash upon maturity. Additional Secured Debentures have the same conversion option as Senior Debentures after the Modification. The conversion option is denominated in a functional currency (CAD) that is different as the issuer (USD) and as such needs to be assessed for derivative treatment. Upon further analysis, it was deemed the instrument had an embedded derivative and as such has been recorded as a component of debt.

In connection with the initial issuance of the Senior Debentures, share purchase warrants (“Senior Warrants”) exercisable into common shares based on its issue price divided by its conversion price were also issued. The conversion price is equal to the lesser of: (A) the price that is a 25% discount to the liquidity event price and (B) the price determined based on a certain value. The exercise price is a price per common share which is 50% greater than the conversion price. The exercise price is subject to adjustment in the event of a common share reorganization, rights offering, special distribution, or capital reorganization. The warrants are exercisable upon the occurrence of a liquidity event, as defined in the Senior Warrant agreement, and the exercise period is the 24 months following the liquidity event date, provided that if a liquidity event has not occurred within five (5) years from the initial closing date of this offering, the warrants shall expire. Initially the aggregate value of these warrants included a potentially embedded feature to be treated as a derivative but was determined to be de minimis. The embedded conversion feature of the Senior Debentures has been deemed to be a derivative. See “Note 10 – Derivative Liabilities” for further details. Subsequent to the merger with LEEF, the Senior Warrants were effectively issued as part of the share exchange terms noted in the Merger Agreement between LEEF and Icanic. As such, there were 6,616,800 warrants issued from the original 527,338 warrants of LEEF due to the agreed upon 12.55 conversion ratio. See “Note 17 – Share Capital” for further details on warrant activity for the year ended December 31, 2024. As a result of the non-fixed number of shares the Additional Senior Debentures can be converted or exercised into, these features were recognized as a derivative liability (see “Note 10 – Derivative Liabilities”).

On April 19, 2024, the Company amended its Indenture Agreement by restructuring its debentures through a conversion of the balance due to certain debenture holders and extinguishment debt. Per the amendments, the remaining balance due under the updated agreement is due September 9, 2027. The Company converted debenture balances totaling approximately $4.9 million into 22,395,948 common shares at a conversion price of approximately $0.02 per share, which also triggered the issuance of 22,395,950 warrants to purchase the Company’s common stock, together valued at $7.9 million. The Company has recorded a loss on extinguishment of debt as part of this transaction.

15.	Convertible Debentures

As of December 31, 2024 and 2023, convertible debentures consisted of the following:

	2024	2023

Senior secured convertible promissory debentures dated September 2022, which matures on September 9, 2027 and bears interest at a rate of 11%	$9,976,000	$11,916,948
Total convertible debentures	9,976,000	11,916,948

Less unamortized discount	-	(2,979,282)
Total convertible debentures, net of discount	9,976,000	8,937,666
Less current portion	-	(8,937,666)

Total convertible debentures, net of current and discount	$9,976,000	$-

A reconciliation of the beginning and ending balances of convertible debentures for the years ended December 31, 2024 and 2023, is as follows:

	2024	2023
Balance as of beginning of period	$8,937,666	$6,555,633
Conversions of debt and accrued interest (1)	(4,718,705)	(170,341)
Extinguishment of debt discount	1,322,533	-
Amortization of debt discount	4,434,506	2,552,374
Balance as of end of period	$9,976,000	$8,937,666

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.

Senior Debentures

On June 6, 2019, the Company entered into a convertible senior secured debenture (the “Senior Debentures”) in an aggregate principal amount not to exceed $35,000,000 with accredited investors and qualified institutional buyers wherein the Senior Debentures shall mature on June 6, 2022 and bear interest at a rate of 9.0%. The Senior Debentures are to be issued from time to time at the election of the Company pursuant to one or more subscription agreements.

The Senior Debentures contain two conversion features wherein the conversion rate is equal to $1,000 principal amount of debentures divided by the conversion price, which is the lesser of (i) the price that is a 25% discount to the liquidity event price and (ii) the price determined based on a pre-money enterprise value of the Company of $150,000,000. The initial conversion rate shall be determined immediately upon the consummation of a liquidity event and shall be subject to adjustment.

In the event that a liquidity event, as defined in the Senior Debentures agreement, is consummated, holders have the right, at the holder’s option, to convert all or any portion of their Senior Debentures into the Company’s common shares (the “Optional Conversion”). Additionally, at the Company’s election, the Company has the right to convert all outstanding debentures into common shares if all of the following conditions are satisfied, with no further action by the holders (the “Mandatory Conversion”):

(v)	A liquidity event has been consummated;
(vi)	The liquidity event price is at least 100% greater than the conversion price;
(vii)	The common shares are listed on a recognized Canadian stock exchange or a national U.S. stock exchange; and
(viii)	The daily VWAP of the common share is 20% greater than the liquidity event price for at least 10 consecutive trading days immediately prior to the date of the Company’s conversion notice.

The Company may issue up to $3,500,000 aggregate principal amount of debentures without the consent of or notice to the holders in the event a Liquidity Event is not consummated on or prior to June 6, 2020. Pursuant to the Agency Agreement, in the event a liquidity event has not occurred by June 6, 2020, the Company will issue additional Debenture Units in an aggregate principal amount equal to 10% of the aggregate number of Debenture Units initially issued to the purchaser as a penalty. In June 2020, the Company issued additional Senior Debentures totaling $1,467,000 as a result of this provision. In connection with the additional debentures issued, the Company recognized a derivative liability of $427,246 and also recorded an offsetting debt discount.

Effective September 9, 2022, the Company amended its Senior Debentures as part of a restructuring support agreement with Icanic Brands (the “Modification”). The Modification provides for 25% of the outstanding principal and accrued unpaid interest to be settled in cash with the remaining 75% settled in new convertible debentures which bear interest at 11% and convert into units at Canadian dollars (“C$”) $0.10 with each unit comprised of an Icanic Brands common share and share purchase warrant exercisable into Icanic Brands common share at a price of C$0.15 per share for a period of 24 months from the date of conversion (“Conversion Option”). See “Note 5 – Business Combinations” for further information. The Conversion Option was determined to be a derivative under ASC 825, Financial Instruments, as the Conversion Option is denominated in a currency other than the Company’s functional currency. See “Note 13 – Derivative Liabilities” for further details.

On September 8, 2022, the Company closed a non-brokered private placement of new secured debentures in the aggregate principal amount of C$1,300,000 (the “Additional Secured Debentures”). The Additional Secured Debentures have been issued pursuant to a debenture indenture entered into as of September 8, 2022 (the “Indenture”). Pursuant to the Indenture, the Company can issue up to an aggregate of CAD$4,000,000 in connection with the offering. The Additional Secured Debentures bear interest at a rate of 11.0% per annum and mature 24-months from the date of issue (September 8, 2024). The interest accrued under the Additional Secured Debentures is payable in cash upon maturity. Additional Secured Debentures have the same conversion option as Senior Debentures after the Modification. The conversion option is denominated in a functional currency (CAD) that is different as the issuer (USD) and as such needs to be assessed for derivative treatment. Upon further analysis, it was deemed the instrument had an embedded derivative and as such has been recorded as a component of debt.

In connection with the initial issuance of the Senior Debentures, share purchase warrants (“Senior Warrants”) exercisable into common shares based on its issue price divided by its conversion price were also issued. The conversion price is equal to the lesser of: (A) the price that is a 25% discount to the liquidity event price and (B) the price determined based on a certain value. The exercise price is a price per common share which is 50% greater than the conversion price. The exercise price is subject to adjustment in the event of a common share reorganization, rights offering, special distribution, or capital reorganization. The warrants are exercisable upon the occurrence of a liquidity event, as defined in the Senior Warrant agreement, and the exercise period is the 24 months following the liquidity event date, provided that if a liquidity event has not occurred within five (5) years from the initial closing date of this offering, the warrants shall expire. Initially the aggregate value of these warrants included a potentially embedded feature to be treated as a derivative but was determined to be de minimis. The embedded conversion feature of the Senior Debentures has been deemed to be a derivative. See “Note 13 – Derivative Liabilities” for further details. Subsequent to the merger with LEEF as discussed in “Note 5 – Business Combination”, the Senior Warrants were effectively issued as part of the share exchange terms noted in the Merger Agreement between LEEF and Icanic. As such, there were 6,616,800 warrants issued from the original 527,338 warrants of LEEF due to the agreed upon 12.55 conversion ratio. See “Note 20 – Share Capital” for further details on warrant activity for the years ended December 31, 2024 and 2023. As a result of the non-fixed number of shares the Additional Senior Debentures can be converted or exercised into, these features were recognized as a derivative liability (see “Note 13 – Derivative Liabilities”).

On April 19, 2024, the Company amended its Indenture Agreement by restructuring its debentures through a conversion of the balance due to certain debenture holders and extinguishment debt. Per the amendments, the remaining balance due under the updated agreement is due September 9, 2027. The Company converted debenture balances totaling approximately $4.9 million into 22,395,948 common shares at a conversion price of approximately $0.02 per share, which also triggered the issuance of 22,395,950 warrants to purchase the Company’s common stock, together valued at $7.9 million. The Company has recorded a loss on extinguishment of debt as part of this transaction.